Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets (liabilities):
Property and equipment	$ 107,308	$ (35,232)
Deferred revenue	88,877	46,211
Accrued expenses	53,112	53,112
Share based compensation	3,186,133	2,110,364
Derivative liability	164,258
Other	248,561	216,544
Net operating loss carryforwards	30,800,732	28,798,998
Deferred income tax assets (liabilities), gross	34,648,981	31,189,997
Less valuation allowance	(34,648,981)	(31,189,997)
Deferred income tax assets (liabilities), Net